Condensed Statement Of Changes In Shareholders' Deficit - USD ($)	Total	Additional Paid In Capital	Accumulated Deficit	Common Class A [Member]	Common Class A [Member] Common Stock [Member]	Common Class B [Member]	Common Class B [Member] Common Stock [Member]
Beginning Balance at Jul. 28, 2020	$ 0	$ 0	$ 0		$ 0		$ 0
Beginning Balance (in shares) at Jul. 28, 2020					0		0
Issuance of Class B Ordinary shares to Sponsor – prior to forfeiture of 1.5 million shares	25,000	23,850					$ 1,000
Issuance of Class B Ordinary shares to Sponsor – prior to forfeiture of 1.5 million shares (in shares)							11,500,000
Net income (loss)	(5,005)		(5,005)	$ 0		$ (5,005)
Ending Balance at Sep. 30, 2020	(19,995)	23,850	(5,005)				$ 1,000
Ending Balance (in shares) at Sep. 30, 2020							11,500,000
Beginning Balance at Jul. 28, 2020	0	0	0		$ 0		$ 0
Beginning Balance (in shares) at Jul. 28, 2020					0		0
Issuance of Class B Ordinary shares to Sponsor – prior to forfeiture of 1.5 million shares	25,000	23,850					$ 1,150
Issuance of Class B Ordinary shares to Sponsor – prior to forfeiture of 1.5 million shares (in shares)							11,500,000
Sale of 10,500,000 Private Placement Warrants	840,000	840,000			$ 0
Forfeiture of Founder Shares		150			0		$ (150)
Forfeiture of Founder Shares (in shares)							(1,500,000)
Class A ordinary shares subject to possible redemption	(38,692,642)	(864,000)	(37,828,642)
Net income (loss)	(20,061,109)		(20,061,109)	(13,879,256)		(6,181,853)
Ending Balance at Dec. 31, 2020	(57,888,751)	0	(57,889,751)		$ 0		$ 1,000
Ending Balance (in shares) at Dec. 31, 2020					0		10,000,000
Net income (loss)	19,314,054		19,314,054
Ending Balance at Mar. 31, 2021	(38,574,697)		(38,575,697)				$ 1,000
Ending Balance (in shares) at Mar. 31, 2021							10,000,000
Beginning Balance at Dec. 31, 2020	(57,888,751)	$ 0	(57,889,751)		$ 0		$ 1,000
Beginning Balance (in shares) at Dec. 31, 2020					0		10,000,000
Net income (loss)	23,435,926			18,748,741		4,687,185
Ending Balance at Sep. 30, 2021	(34,452,825)		(34,453,825)				$ 1,000
Ending Balance (in shares) at Sep. 30, 2021							10,000,000
Beginning Balance at Mar. 31, 2021	(38,574,697)		(38,575,697)				$ 1,000
Beginning Balance (in shares) at Mar. 31, 2021							10,000,000
Net income (loss)	(2,244,949)		(2,244,949)
Ending Balance at Jun. 30, 2021	(40,819,646)		(40,820,646)				$ 1,000
Ending Balance (in shares) at Jun. 30, 2021							10,000,000
Net income (loss)	6,366,821		6,366,821	$ 5,093,457		$ 1,273,364
Ending Balance at Sep. 30, 2021	$ (34,452,825)		$ (34,453,825)				$ 1,000
Ending Balance (in shares) at Sep. 30, 2021							10,000,000